Other Assets	12 Months Ended
Dec. 31, 2011
Other Assets [Abstract]
Other Assets

NOTE 7. OTHER ASSETS

December 31 (In millions)	2011	2010

Investments
Real estate(a)(b)	$28,255	$31,555
Associated companies	23,589	25,662
Assets held for sale(c)	4,525	3,540
Cost method(b)	1,882	1,937
Other	1,722	2,251
	59,973	64,945

Derivative instruments	9,671	5,034
Deferred borrowing costs(d)	1,327	1,982
Advances to suppliers	1,560	1,853
Deferred acquisition costs(e)	55	60
Other	3,026	3,316
Total	$75,612	$77,190

  Our investment in real estate consisted principally of two categories: real estate held for investment and equity method investments. Both categories contained a wide range of properties including the following at December 31, 2011: office buildings (46%), apartment buildings (14%), industrial properties (10%), retail facilities (8%), franchise properties (8%) and other (14%). At December 31, 2011, investments were located in the Americas (48%), Europe (27%) and Asia (25%).
  The fair value of and unrealized loss on cost method investments in a continuous loss position for less than 12 months at December 31, 2011, were $425 million and $61 million, respectively. The fair value of and unrealized loss on cost method investments in a continuous loss position for 12 months or more at December 31, 2011, were $65 million and $3 million, respectively. The fair value of and unrealized loss on cost method investments in a continuous loss position for less than 12 months at December 31, 2010, were $396 million and $55 million, respectively. The fair value of and unrealized loss on cost method investments in a continuous loss position for 12 months or more at December 31, 2010, were $16 million and $2 million, respectively.
  Assets were classified as held for sale on the date a decision was made to dispose of them through sale or other means. At December 31, 2011 and 2010, such assets consisted primarily of loans, aircraft, equipment and real estate properties, and were accounted for at the lower of carrying amount or estimated fair value less costs to sell. These amounts are net of valuation allowances of $122 million and $115 million at December 31, 2011 and 2010, respectively.
  Included $329 million and $916 million at December 31, 2011 and 2010, respectively, of unamortized fees related to our participation in the Temporary Liquidity Guarantee Program.
  Balance at December 31, 2011 and December 31, 2010 reflects an adjustment of $810 million and $860 million, respectively, to deferred acquisition costs in our run-off insurance operation to reflect the effects that would have been recognized had the related unrealized investment securities holding gains and losses actually been realized in accordance with ASC 320-10-S99-2.